UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2485

John Hancock Current Interest
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone
Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	March 31

Date of reporting period:	March 31, 2012

ITEM 1. REPORTS TO STOCKHOLDERS.

John Hancock
MUTUAL FUNDS

John Hancock
Money Market Fund

Annual Report
3.31.12

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the Fund’s actual ongoing operating expenses, and is based on the Fund’s actual return. It assumes an account value of $1,000.00 on October 1, 2011 with the same investment held until March 31, 2012.

	Account value	Ending value	Expenses paid during
	on 10-1-11	on 3-31-12	period ended 3-31-12[1]

Class A	$1,000.00	$1,000.00	$1.90

Class B	1,000.00	1,000.00	1.90

Class C	1,000.00	1,000.00	1.90

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at March 31, 2012, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

6	Money Market Fund | Annual report

Hypothetical example for comparison purposes

This table allows you to compare the Fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the Fund’s actual return). It assumes an account value of $1,000.00 on October 1, 2011, with the same investment held until March 31, 2012. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 10-1-11	on 3-31-12	period ended 3-31-12[1]

Class A	$1,000.00	$1,023.10	$1.92

Class B	1,000.00	1,023.10	1.92

Class C	1,000.00	1,023.10	1.92

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 0.38% for all share classes, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period.)

Annual report | Money Market Fund	7

Portfolio summary

Maturity composition[1]

Maturity (days)	As a percentage of net assets on 3-31-12

0 – 30	59.1%

31 – 60	9.4%

61 – 90	15.6%

Over 90	15.9%

Average maturity: 56 days

1 As a percentage of net assets on 3-31-12.

8	Money Market Fund | Annual report

Fund’s investments

As of 3-31-12

	Maturity Date	Yield* (%)	Par value	Value

Commercial Paper 39.8%				$175,320,220

(Cost $175,320,220)

Abbott Laboratories	4-3-12	0.060	$8,000,000	7,999,973

Bank of Nova Scotia	4-2-12	0.100	16,000,000	15,999,956

Bank of Tokyo-Mitsubishi UFJ, Ltd.	4-4-12	0.150	22,000,000	21,999,725

Barclays U.S. Funding LLC	4-2-12	0.100	22,000,000	21,999,939

Jupiter Securitization Company LLC	4-12-12	0.130	22,000,000	21,999,126

Nestle Capital Corp.	4-2-12	0.010	20,000,000	19,999,994

Novartis Finance Corp.	4-4-12	0.130	20,000,000	19,999,783

Procter & Gamble International Funding	4-2-12	0.080	22,000,000	21,999,951

Sigma-Aldrich Corp.	4-3-12	0.100	18,325,000	18,324,898

Westpac Banking Corp.	5-21-12	0.450	5,000,000	4,996,875

Corporate Interest-Bearing Obligations 37.1%				$163,647,558

(Cost $163,647,558)

American Honda Finance
Corp. (P)(S)	6-29-12 to 11-7-12	0.571 to 0.897	10,750,000	10,770,094

ANZ National International, Ltd. (S)	12-21-12	2.375	7,255,000	7,308,047

Australia & New Zealand Banking
Group, Ltd. (P)(S)	6-18-12	0.754	1,575,000	1,576,104

Australia & New Zealand Banking
Group, Ltd. (S)	1-11-13	2.400	3,050,000	3,081,205

Cargill, Inc. (S)	6-1-12	6.375	5,835,000	5,889,706

Caterpillar Financial Services
Corp. (P)	7-24-12 to 11-28-12	0.671 to 0.722	4,389,000	4,392,638

Caterpillar, Inc. (P)	11-21-12	0.593	4,075,000	4,079,164

General Electric Capital Corp. (P)	4-10-12 to 7-27-12	0.702 to 0.727	3,058,000	3,058,341

General Electric Capital Corp.	6-15-12 to 10-19-12	5.250 to 6.000	5,358,000	5,449,144

International Business Machines
Corp. (P)	6-15-12	0.504	23,325,000	23,329,153

John Deere Owner Trust	3-15-13	0.379	2,000,000	2,000,000

JPMorgan Chase & Company	10-1-12	5.375	19,793,000	20,236,891

Nissan Auto Receivables Owner Trust	3-15-13	0.359	1,325,957	1,325,957

PepsiCo, Inc.	5-15-12	5.150	1,119,000	1,125,449

State Street Corp. (P)	4-30-12	0.653	3,460,000	3,460,109

The Bank of New York Mellon Corp.	11-1-12	4.950	3,000,000	3,075,347

The Coca-Cola Company (P)	5-15-12	0.553	14,558,000	14,559,972

Toyota Motor Credit Corp. (P)	1-14-13 to 4-19-13	0.664 to 0.777	12,300,000	12,304,387

US Bank NA (P)	10-26-12	0.779	6,750,000	6,754,726

See notes to financial statements	Annual report | Money Market Fund	9

	Maturity Date	Yield* (%)	Par value	Value

Wachovia Corp. (P)	4-23-12	0.691	$3,170,000	$3,170,526

Wells Fargo & Company	1-31-13	4.375	9,750,000	10,054,331

Wells Fargo Financial, Inc.	8-1-12	5.500	1,000,000	1,016,486

Westpac Banking Corp. (P)(S)	11-26-12	0.691	6,200,000	6,199,481

Westpac Banking Corp.	11-19-12	2.250	5,600,000	5,641,656

Westpac Securities NZ, Ltd. (S)	1-28-13	2.625	3,745,000	3,788,644

U.S. Government & Agency Obligations 19.0%				$83,765,238

(Cost $83,765,238)

Bank of America Corp. (J)(P)	4-30-12 to 6-22-12	0.674 to 0.853	14,000,000	14,000,000

Federal Home Loan Bank (P)	7-2-12	0.185	20,000,000	20,002,817

Federal National Mortgage
Association (P)	12-3-12	0.330	3,755,000	3,758,753

General Electric Capital Corp. (J)(P)	12-7-12	0.725	1,000,000	1,002,325

JPMorgan Chase & Company (J)(P)	6-15-12 to 12-26-12	0.704 to 0.724	13,000,000	13,001,425

Morgan Stanley (J)(P)	6-20-12	0.824	5,000,000	5,000,000

The Huntington National Bank (J)(P)	6-1-12	0.888	7,000,000	7,000,000

U.S. Treasury Bill	4-5-12	0.037	20,000,000	19,999,918

Certificates of Deposit 3.6%				$15,804,238

(Cost $15,804,238)

Bank of Nova Scotia (P)	10-18-12	0.865	3,800,000	3,804,238

Royal Bank of Canada (P)	4-5-12	0.325	2,000,000	2,000,000

Royal Bank of Canada (P)	2-15-13	0.460	10,000,000	10,000,000

			Par value	Value

Repurchase Agreement 0.4%				$1,800,000

(Cost $1,800,000)

Repurchase Agreement with State Street Corp. dated 3-30-12 at
0.010% to be repurchased at $1,800,002 on 4-2-12, collateralized by $1,745,000 U.S. Treasury Notes, 2.625% due 6-30-14 (valued at
$1,840,975, including interest)			$1,800,000	1,800,000

Total investments (Cost $440,337,254)† 99.9%				$440,337,254

Other assets and liabilities, net 0.1%				$318,662

Total net assets 100.0%				$440,655,916

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

(J) These securities are issued under the Temporary Liquidity Guarantee and are insured by the Federal Deposit Insurance Corporation until the earlier of the maturity date or 6-30-12.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

* Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

† At 3-31-12, the aggregate cost of investment securities for federal income tax purposes was $440,337,254.

10	Money Market Fund | Annual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 3-31-12

This Statement of assets and liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value per share.

Assets

Investments, at value (Cost $440,337,254)	$440,337,254
Cash	94,715
Receivable for fund shares sold	355,566
Interest receivable	1,173,211
Receivable due from adviser	11,839
Other receivables and prepaid expenses	95,596

Total assets	442,068,181

Liabilities

Payable for fund shares repurchased	1,211,761
Payable to affiliates
Accounting and legal services fees	9,368
Transfer agent fees	75,250
Trustees’ fees	31,876
Other liabilities and accrued expenses	84,010

Total liabilities	1,412,265

Net assets

Paid-in capital	$440,681,489
Accumulated distributions in excess of net investment income	(25,573)

Net assets	$440,655,916

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($401,491,768 ÷ 401,637,036 shares)	$1.00
Class B ($16,617,625 ÷ 16,640,357 shares)[1]	$1.00
Class C ($22,546,523 ÷ 22,551,322 shares)[1]	$1.00

1 Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See notes to financial statements	Annual report | Money Market Fund	11

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the year ended 3-31-12

This Statement of operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Interest	$1,447,521

Expenses

Investment management fees	2,281,015
Distribution and service fees	1,478,227
Accounting and legal services fees	73,909
Transfer agent fees	898,865
Trustees’ fees	32,834
State registration fees	112,374
Printing and postage	68,259
Professional fees	29,629
Custodian fees	76,405
Registration and filing fees	24,468
Other	17,127

Total expenses	5,093,112
Less expense reductions	(3,645,591)

Net expenses	1,447,521

Net investment income	—

Realized gain (loss)

Net realized gain (loss) on investments	—

Increase in net assets from operations	—

12	Money Market Fund | Annual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of changes in net assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Year
	ended	ended
	3-31-12	3-31-11
Increase (decrease) in net assets

From operations
Net investment income	—	—
Net realized gain	—	31,636

Increase in net assets resulting from operations	—	31,636

Distributions to shareholders
From net realized gain
Class A	—	(26,098)
Class B	—	(1,466)
Class C	—	(1,547)

Total distributions	—	(29,111)

From Fund share transactions	21,204,958	(417,793)

Total increase (decrease)	21,204,958	(415,268)

Net assets

Beginning of year	419,450,958	419,866,226

End of year	$440,655,916	$419,450,958

Accumulated distributions in excess of
net investment income	($25,573)	($24,963)

See notes to financial statements	Annual report | Money Market Fund	13

Financial highlights

The Financial highlights show how the Fund’s net asset value for a share has changed during the period.

CLASS A SHARES Period ended	3-31-12	3-31-11	3-31-10	3-31-09	3-31-08

Per share operating performance

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.000	0.000	0.000[1]	0.012[2]	0.042[2]
Net realized and unrealized gain on investments	0.000	0.000[1]	0.000	0.000	0.000
Total from investment operations	0.000	0.000[1]	0.000[1]	0.012	0.042
Less distributions
From net investment income	—	—	(0.000)[1]	(0.012)	(0.042)
From net realized gain	—	(0.000)[1]	—	—	—
Total distributions	—	(0.000)[1]	(0.000)[1]	(0.012)	(0.042)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return (%)[3]	0.00[4]	0.01[4]	0.01[4]	1.16	4.24

Ratios and supplemental data

Net assets, end of period (in millions)	$401	$381	$360	$396	$317
Ratios (as a percentage of average net assets):
Expenses before reductions	1.04	1.04	1.16	1.10	1.01
Expenses net of fee waivers	0.32[4]	0.30[4]	0.59[4]	0.89	0.81
Expenses net of fee waivers and credits	0.32[4]	0.30[4]	0.58[4]	0.89	0.81
Net investment income	0.00[4]	0.00[4]	0.01[4]	1.05	4.08

1 Less than $0.0005 per share.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the periods shown.
4 Includes the impact of waivers and/or reimbursements in order to avoid a negative yield. See Note 4.

CLASS B SHARES Period ended	3-31-12	3-31-11	3-31-10	3-31-09	3-31-08

Per share operating performance

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.000	0.000	0.000	0.006[2]	0.033[2]
Net realized and unrealized gain on investments	0.000	0.000[1]	0.000	0.000	0.000
Total from investment operations	0.000	0.000[1]	0.000	0.006	0.033
Less distributions
From net investment income	—	—	—	(0.006)	(0.033)
From net realized gain	—	(0.000)[1]	—	—	—
Total distributions	—	(0.000)[1]	—	(0.006)	(0.033)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return (%)[3]	0.00[4]	0.01[4]	0.00[4]	0.56	3.36

Ratios and supplemental data

Net assets, end of period (in millions)	$17	$19	$27	$43	$34
Ratios (as a percentage of average net assets):
Expenses before reductions	1.79	1.78	1.92	1.85	1.77
Expenses net of fee waivers	0.31[4]	0.30[4]	0.63[4]	1.45	1.67
Expenses net of fee waivers and credits	0.31[4]	0.30[4]	0.62[4]	1.45	1.66
Net investment income	0.00[4]	0.00[4]	0.00[4]	0.48	3.29

1 Less than $0.0005 per share.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the periods shown.
4 Includes the impact of waivers and/or reimbursements in order to avoid a negative yield. See Note 4.

14	Money Market Fund | Annual report	See notes to financial statements

CLASS C SHARES Period ended	3-31-12	3-31-11	3-31-10	3-31-09	3-31-08

Per share operating performance

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.000	0.000	0.000[1]	0.006[2]	0.033[2]
Net realized and unrealized gain on investments	0.000	0.000[1]	0.000	0.000	0.000
Total from investment operations	0.000	0.000[1]	0.000[1]	0.006	0.033
Less distributions
From net investment income	—	—	(0.000)[1]	(0.006)	(0.033)
From net realized gain	—	(0.000)[1]	—	—	—
Total distributions	—	(0.000)[1]	(0.000)[1]	(0.006)	(0.033)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return (%)[3]	0.00[4]	0.01[4]	0.01[4]	0.56	3.35

Ratios and supplemental data

Net assets, end of period (in millions)	$23	$19	$33	$47	$31
Ratios (as a percentage of average net assets):
Expenses before reductions	1.79	1.78	1.93	1.86	1.76
Expenses net of fee waivers	0.32[4]	0.30[4]	0.61[4]	1.44	1.66
Expenses net of fee waivers and credits	0.32[4]	0.30[4]	0.60[4]	1.44	1.66
Net investment income	0.00[4]	0.00[4]	0.02[4]	0.41	3.10

1 Less than $0.0005 per share.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the periods shown.
4 Includes the impact of waivers and/or reimbursements in order to avoid a negative yield. See Note 4.

See notes to financial statements	Annual report | Money Market Fund	15

Notes to financial statements

Note 1 — Organization

John Hancock Money Market Fund (the Fund) is a series of John Hancock Current Interest (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek the maximum current income that is consistent with maintaining liquidity and preserving capital. The Fund intends to maintain a stable $1.00 share price.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A, Class B and Class C shares are generally offered to all investors; however, Class B and C shares are closed to new investors. Class B shares convert to Class A shares eight years after purchase. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Securities in the Fund’s portfolio are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the security to the Fund.

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

As of March 31, 2012, all investments are categorized as Level 2 under the hierarchy described above. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. During the year ended March 31, 2012, there were no transfers into or out of Level 2.

16	Money Market Fund | Annual report

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

Security transactions and related investment income. Investment security transactions are recorded as of the date of purchase, sale or maturity. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to the Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any Fund property that is not segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition,the Fund and other affiliated funds have entered into an agreement with Citibank N.A. which enables them to participate in a $100 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. For the year ended March 31, 2012, the Fund had no borrowings under the lines of credit.

Expenses. Expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, are calculated daily for each class, based on the net asset value of the class and the applicable specific expense rates.

Federal income taxes. The Fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of March 31, 2012, the Fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares dividends from net investment income daily, and pays monthly, as long as class income exceeds class expenses on each day. If daily dividends are not paid, then the Fund will resume paying dividends on that class only when, on a future date, the accumulated net investment income of the class is positive. Capital gains, if any, are distributed at least annually.

Annual report | Money Market Fund	17

The tax character of distributions for the years ended March 31, 2012 and March 31, 2011 was as follows:

	MARCH 31, 2012	MARCH 31, 2011

Ordinary Income	—	$19,034
Long-Term Capital Gain	—	10,077

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of March 31, 2012, the Fund has no distributable earnings on a tax basis.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Capital accounts within financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. The Fund had no material book-tax differences at March 31, 2012.

Note 3 — Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Adviser) serves as investment adviser for the Fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Fund. The Adviser and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The Fund has an investment management agreement with the Adviser under which the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.500% of the first $500,000,000 of the Fund’s average daily net assets; (b) 0.425% of the next $250,000,000; (c) 0.375% of the next $250,000,000; (d) 0.350% of the next $500,000,000; (e) 0.325% of the next $500,000,000; (f) 0.300% of the next $500,000,000; and (g) 0.275% of the Fund’s average daily net assets in excess of $2,500,000,000. The Adviser has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Adviser. The Fund is not responsible for payment of the subadvisory fees.

The Adviser has contractually agreed to limit the maximum annual rate of management fee to 0.40% of the Fund’s average daily net assets until July 31, 2012, unless renewed by mutual agreement of the Fund and the Adviser based upon a determination that this is appropriate under the circumstances at that time. Accordingly, these expense reductions amounted to $456,203 for the year ended March 31, 2012. In addition, the Adviser and its affiliates have voluntarily agreed to waive a portion of their fees and/or reimburse certain expenses to the extent necessary to assist the Fund in attempting to avoid a negative yield in the amount of $1,711,161 for the year ended

18	Money Market Fund | Annual report

March 31, 2012. Voluntary waivers and/or reimbursements may be amended or terminated at any time by the Adviser.

The investment mangement fees, including the impact of the waivers and/or expense reimbursements described above, incurred for the year ended March 31, 2012 were equivalent to the net annual effective rate of 0.02% of the Fund’s average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the year ended March 31, 2012, amounted to an annual rate of 0.02% of the Fund’s average daily net assets.

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A, Class B and Class C shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. The Fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Fund’s shares.

CLASS	12b–1 FEE

Class A	0.25%
Class B	1.00%
Class C	1.00%

The Distributor has contractually agreed to limit the distribution and fees on Class A shares, so that such fees will not exceed 0.15% of Class A shares’ average daily net assets until July 31, 2012, unless renewed by mutual agreement of the Fund and the Distributor based upon a determination that this is appropriate under the circumstances at that time. Reimbursements related to this contractual waiver amounted to $411,174 for the year ended March 31, 2012. In addition, the Distributor has voluntarily agreed to waive distribution expenses on Class A, Class B and Class C shares amounting to $616,761, $45,950 and $266,492, respectively, for the year ended March 31, 2012. In order to avoid a negative yield, the Distributor has voluntarily agreed to waive additional distribution expenses on Class B shares amounting to $137,850. The voluntary waivers and/or reimbursements may be amended or terminated at any time by the Distributor.

Sales charges. Class B and Class C shares are subject to contingent deferred sales charges (CDSCs). Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC on the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended March 31, 2012, CDSCs received by the Distributor amounted to $64,958 and $14,065 for Class B and Class C shares, respectively.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Adviser. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of

Annual report | Money Market Fund	19

payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the year ended March 31, 2012 were:

	DISTRIBUTION AND	TRANSFER
CLASS	SERVICE FEES	AGENT FEES

Class A	$1,027,935	$809,508
Class B	183,800	36,081
Class C	266,492	53,276

Total	$1,478,227	$898,865

Trustee expenses. The Fund compensates each Trustee who is not an employee of the Adviser or its affiliates. These Trustees may, for tax purposes, elect to defer receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan (the Plan). Deferred amounts are invested in various John Hancock funds and remain in the funds until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting liability are included within Other receivables and prepaid expenses and Payable to affiliates — Trustees’ fees, respectively, in the accompanying Statement of assets and liabilities.

Note 5 — Fund share transactions

Transactions in Fund shares for the years ended March 31, 2012 and March 31, 2011 were as follows:

		Year ended 3-31-12		Year ended 3-31-11
	Shares	Amount	Shares	Amount
Class A shares

Sold	317,942,325	$317,942,325	327,269,068	$327,269,069
Distributions reinvested	—	—	25,637	25,637
Repurchased	(297,840,080)	(297,840,080)	(305,822,157)	(305,822,157)

Net increase	20,102,245	$20,102,245	21,472,548	$21,472,549

Class B shares

Sold	11,779,534	$11,779,534	11,930,258	$11,930,257
Distributions reinvested	—	—	1,392	1,392
Repurchased	(13,932,515)	(13,932,515)	(19,961,915)	(19,961,918)

Net decrease	(2,152,981)	($2,152,981)	(8,030,265)	($8,030,269)

Class C shares

Sold	39,460,902	$39,460,902	40,245,146	$40,245,145
Distributions reinvested	—	—	1,491	1,491
Repurchased	(36,205,208)	(36,205,208)	(54,106,709)	(54,106,709)

Net increase (decrease)	3,255,694	$3,255,694	(13,860,072)	($13,860,073)

Net increase (decrease)	21,204,958	$21,204,958	(417,789)	($417,793)

20	Money Market Fund | Annual report

Auditor’s report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Current Interest and Shareholders of John Hancock Money Market Fund:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Money Market Fund (the “Fund”) at March 31, 2012, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2012 by correspondence with the custodian and broker, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
May 18, 2012

Annual report | Money Market Fund	21

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

Independent Trustees

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Steven R. Pruchansky, Born: 1944	1994	48

Chairman (since January 2011); Chairman and Chief Executive Officer, Greenscapes of Southwest
Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000);
Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty
Trust (until 1994); President, Maxwell Building Corp. (until 1991).

William H. Cunningham, Born: 1944	1987	48

Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Director of the following: LIN Television
(since 2009); Lincoln National Corporation (insurance) (Chairman since 2009 and Director since 2006);
Resolute Energy Corporation (since 2009); Nanomedical Systems, Inc. (biotechnology company)
(Chairman since 2008); Yorktown Technologies, LP (tropical fish) (Chairman since 2007); Greater Austin
Crime Commission (since 2001); Southwest Airlines (since 2000); former Director of the following:
Introgen (manufacturer of biopharmaceuticals) (until 2008); Hicks Acquisition Company I, Inc. (until
2007); Jefferson-Pilot Corporation (diversified life insurance company) (until 2006); and former Advisory
Director, JP Morgan Chase Bank (formerly Texas Commerce Bank–Austin) (until 2009).

Deborah C. Jackson, Born: 1952	2008	48

President, Cambridge College, Cambridge, Massachusetts (since May 2011); Chief Executive Officer,
American Red Cross of Massachusetts Bay (2002–May 2011); Board of Directors of Eastern Bank
Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001);
Board of Directors of American Student Assistance Corp. (1996–2009); Board of Directors of Boston
Stock Exchange (2002–2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007–2011).

Stanley Martin,[2] Born: 1947	2008	48

Director, The St. Joe Company (real estate development company) (since May 2012); Senior Vice
President/Audit Executive, Federal Home Loan Mortgage Corporation (2004–2006); Executive Vice
President/Consultant, HSBC Bank USA (2000–2003); Chief Financial Officer/Executive Vice President,
Republic New York Corporation & Republic National Bank of New York (1998–2000); Partner, KPMG
LLP (1971–1998).

Dr. John A. Moore,[2] Born: 1939	2005	48

President and Chief Executive Officer, Institute for Evaluating Health Risks, (nonprofit institution)
(1989–2001); Senior Scientist, Sciences International (health research) (2000–2003); Former Assistant
Administrator & Deputy Administrator, Environmental Protection Agency (1983–1989); Principal,
Hollyhouse (consulting) (since 2000); Director, CIIT Center for Health Science Research (nonprofit research) (until 2007).

22	Money Market Fund | Annual report

Independent Trustees (continued)

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Patti McGill Peterson,[2] Born: 1943	2005	48

Presidential Advisor for Global Initiatives, American Council on Education (since 2011); Chairperson of the Board of the Trust (during 2009 and 2010); Principal, PMP Globalinc (consulting) (2007–2011);
Senior Associate, Institute for Higher Education Policy (2007–2011); Executive Director, CIES
(international education agency) (until 2007); Vice President, Institute of International Education (until
2007); Former President Wells College, St. Lawrence University and the Association of Colleges and
Universities of the State of New York. Director of the following: Mutual Fund Directors Forum (since
2011); Niagara Mohawk Power Corporation (until 2003); Security Mutual Life (insurance) (until 1997);
ONBANK (until 1993). Trustee of the following: Board of Visitors, The University of Wisconsin, Madison
(since 2007); Ford Foundation, International Fellowships Program (until 2007); UNCF, International
Development Partnerships (until 2005); Roth Endowment (since 2002); Council for International
Educational Exchange (since 2003).

Gregory A. Russo, Born: 1949	2008	48

Member, Audit Committee and Finance Committee of NCH Healthcare System, Inc. (since 2011); Vice
Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002–2006); Vice Chairman, Industrial
Markets, KPMG (1998–2002).

Non-Independent Trustees[3]

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Hugh McHaffie, Born: 1959	2010	48

Executive Vice President, John Hancock Financial Services (since 2006, including prior positions);
President of John Hancock Variable Insurance Trust and John Hancock Funds II (since 2009); Trustee,
John Hancock retail funds (since 2010); Chairman and Director, John Hancock Advisers, LLC,
John Hancock Investment Management Services, LLC and John Hancock Funds, LLC (since 2010).

John G. Vrysen, Born: 1955	2009	48

Senior Vice President, John Hancock Financial Services (since 2006); Director, Executive Vice President and Chief Operating Officer, John Hancock Advisers, LLC, John Hancock Investment Management
Services, LLC and John Hancock Funds, LLC (since 2005); Chief Operating Officer, John Hancock
Funds II and John Hancock Variable Insurance Trust (since 2007); Chief Operating Officer, John Hancock retail funds (until 2009); Trustee, John Hancock retail funds (since 2009).

Annual report | Money Market Fund	23

Principal officers who are not Trustees

Name, Year of Birth	Officer
Position(s) held with Fund	of the
Principal occupation(s) and other	Trust
directorships during past 5 years	since

Keith F. Hartstein, Born: 1956	2005

President and Chief Executive Officer
Senior Vice President, John Hancock Financial Services (since 2004); Director, President and Chief
Executive Officer, John Hancock Advisers, LLC and John Hancock Funds, LLC (since 2005); Director,
John Hancock Asset Management a division of Manulife Asset Management (US) LLC (since 2005);
Director, John Hancock Investment Management Services, LLC (since 2006); President and Chief
Executive Officer, John Hancock retail funds (since 2005); Member, Investment Company Institute Sales
Force Marketing Committee (since 2003).

Andrew G. Arnott, Born: 1971	2009

Senior Vice President and Chief Operating Officer
Senior Vice President, John Hancock Financial Services (since 2009); Executive Vice President,
John Hancock Advisers, LLC (since 2005); Executive Vice President, John Hancock Investment
Management Services, LLC (since 2006); Executive Vice President, John Hancock Funds, LLC (since
2004); Chief Operating Officer, John Hancock retail funds (since 2009); Senior Vice President,
John Hancock retail funds (since 2010); Vice President, John Hancock Funds II and John Hancock
Variable Insurance Trust (since 2006); Senior Vice President, Product Management and Development,
John Hancock Funds, LLC (until 2009).

Thomas M. Kinzler, Born: 1955	2006

Secretary and Chief Legal Officer
Vice President, John Hancock Financial Services (since 2006); Secretary and Chief Legal Counsel,
John Hancock Advisers, LLC, John Hancock Investment Management Services, LLC and John Hancock
Funds, LLC (since 2007); Secretary and Chief Legal Officer, John Hancock retail funds, John Hancock
Funds II and John Hancock Variable Insurance Trust (since 2006).

Francis V. Knox, Jr., Born: 1947	2005

Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, John Hancock retail funds, John Hancock Funds II, John Hancock Variable Insurance Trust, John Hancock Advisers,
LLC and John Hancock Investment Management Services, LLC (since 2005); Vice President and Chief
Compliance Officer, John Hancock Asset Management a division of Manulife Asset Management (US)
LLC (2005–2008).

Charles A. Rizzo, Born: 1957	2007

Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2008); Chief Financial
Officer, John Hancock retail funds, John Hancock Funds II and John Hancock Variable Insurance Trust
(since 2007); Assistant Treasurer, Goldman Sachs Mutual Fund Complex (2005–2007); Vice President,
Goldman Sachs (2005–2007).

24	Money Market Fund | Annual report

Principal officers who are not Trustees (continued)

Name, Year of Birth	Officer
Position(s) held with Fund	of the
Principal occupation(s) and other	Trust
directorships during past 5 years	since

Salvatore Schiavone, Born: 1965	2010

Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2007); Treasurer,
John Hancock retail funds (since 2010); Treasurer, John Hancock closed-end funds (since 2009);
Assistant Treasurer, John Hancock Funds II and John Hancock Variable Insurance Trust (since
October 2010) and (2007–2009); Assistant Treasurer, John Hancock retail funds (2007–2009);
Assistant Treasurer, Fidelity Group of Funds (2005–2007); Vice President, Fidelity Management
Research Company (2005–2007).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available without charge, upon request, by calling 1-800-225-5291.

1 Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee’s death, retirement, resignation or removal.

2 Member of Audit Committee.

3 Because Messrs. McHaffie and Vrysen are senior executives or directors with the Adviser and/or its affiliates, each of them is considered an “interested person,” as defined in the Investment Company Act of 1940, of the Fund.

Annual report | Money Market Fund	25

More information

Trustees	Investment adviser
Steven R. Pruchansky, Chairman	John Hancock Advisers, LLC
William H. Cunningham
Deborah C. Jackson	Subadviser
Stanley Martin*	John Hancock Asset Management a division of
Hugh McHaffie†	Manulife Asset Management (US) LLC
Dr. John A. Moore,* Vice Chairman
Patti McGill Peterson*	Principal distributor
Gregory A. Russo	John Hancock Funds, LLC
John G. Vrysen†
Custodian
Officers	State Street Bank and Trust Company
Keith F. Hartstein
President and Chief Executive Officer	Transfer agent
John Hancock Signature Services, Inc.
Andrew G. Arnott
Senior Vice President and Chief Operating Officer	Legal counsel
K&L Gates LLP
Thomas M. Kinzler
Secretary and Chief Legal Officer	Independent registered
public accounting firm
Francis V. Knox, Jr.	PricewaterhouseCoopers LLP
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-202-551-8090 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site at www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

26	Money Market Fund | Annual report

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Money Market Fund.	4400A 3/12
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	5/12

ITEM 2. CODE OF ETHICS.

As of the end of the year, March 31, 2012, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the “Covered Officers”). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Stanley Martin is the audit committee financial expert and is “independent”, pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees

The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements amounted to $26,266 for the fiscal year ended March 31, 2012 for John Hancock Money Market Fund and $25,017 for the fiscal year ended March 31, 2011 for John Hancock Money Market Fund. These fees were billed to the registrant and were approved by the registrant’s audit committee.

(b) Audit-Related Services

Audit-related fees for assurance and related services by the principal accountant are billed to the registrant or to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser ("control affiliates") that provides ongoing services to the registrant. The nature of the services provided was affiliated service provider internal controls reviews. Amounts billed to the registrant amounted to $746 for the fiscal year ended March 31, 2012 and $347 for the fiscal year ended March 31, 2011. Amounts billed to control affiliates were $96,255 and $91,670 for the fiscal years ended March 31, 2012 and 2011, respectively.

(c) Tax Fees

The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning (“tax fees”) amounted to $1,687 for the fiscal year ended March 31, 2012 and $1,607 for the fiscal year ended March 31, 2011. The nature of the services comprising the tax fees was the review of the registrant’s tax returns and tax distribution requirements. These fees were billed to the registrant and were approved by the registrant’s audit committee.

(d) All Other Fees

Other fees billed for professional services rendered by the principal accountant amounted to $395 for the fiscal year ended March 31, 2012 and $19 for the fiscal year ended March 31, 2011 and were billed to the registrant or to the control affiliates.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm (the “Auditor”) relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust’s Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of audit-related and non-audit services by the Auditor. The policies and procedures require that any audit-related and non-audit service provided by the Auditor and any non-audit service provided by the Auditor to a fund service provider that relates directly to the operations and financial reporting of a fund are subject to approval by the Audit Committee before such service is provided. Audit-related services provided by the Auditor that are expected to exceed $25,000 per year/per fund are subject to specific pre-approval by the Audit Committee. Tax services provided by the Auditor that are expected to exceed $30,000 per year/per fund are subject to specific pre-approval by the Audit Committee.

All audit services, as well as the audit-related and non-audit services that are expected to exceed the amounts stated above, must be approved in advance of provision of the service by formal resolution of the Audit Committee. At the regularly scheduled Audit Committee meetings, the Committee reviews a report summarizing the services, including fees, provided by the Auditor.

(e)(2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees, Tax Fees and All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

(f) According to the registrant’s principal accountant for the fiscal year ended March 31, 2012, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g) The aggregate non-audit fees billed by the registrant’s principal accountant for non-audit services rendered to the registrant and rendered to the registrant's control affiliates were $3,100,396 for the fiscal year ended March 31, 2012 and $1,966,988 for the fiscal year ended March 31, 2011.

(h) The audit committee of the registrant has considered the non-audit services provided by the registrant’s principal accountant to the control affiliates and has determined that the services that were not pre-approved are compatible with maintaining the principal accountant’s independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee comprised of independent trustees. The members of the audit committee are as follows:

Stanley Martin - Chairman
Dr. John A. Moore
Patti McGill Peterson

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Not applicable.
(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached “John Hancock Funds – Nominating, Governance and Administration Committee Charter”.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics for Covered Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)(1) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Nominating, Governance and Administration Committee Charter”.

(c)(2) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Current Interest

By:	/s/ Keith F. Hartstein
------------------------------
Keith F. Hartstein
President and
Chief Executive Officer

Date:	May 17, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keith F. Hartstein
-------------------------------
Keith F. Hartstein
President and
Chief Executive Officer

Date:	May 17, 2012

By:	/s/ Charles A. Rizzo
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Charles A. Rizzo
Chief Financial Officer

Date:	May 17, 2012